Financial assets pledged as collateral	12 Months Ended
Dec. 31, 2017
Financial assets pledged as collateral [Abstract]
Financial assets pledged as collateral

23.  Financial assets pledged as collateral

	R$ thousand
	On December 31
	2017	2016
Held for trading	801,182	6,282,141
Brazilian government securities	801,182	6,282,141
Available for sale (1)	59,482,796	64,275,415
Brazilian government securities	53,039,884	55,530,423
Corporate debt securities	825,287	3,899,878
Bank debt securities	4,904,070	4,742,273
Brazilian sovereign bonds	713,555	102,841
Held to maturity	-	431
Brazilian government securities	-	431
Loans and advances to banks	123,691,195	84,728,590
Interbank investments (2)	123,691,195	84,728,590
Total	183,975,173	155,286,577

(1)  In 2017, includes unrealized gains of R$ 3,246,351 thousand (2016 - R$ 2,052,366 thousand) and unrealized losses of R$ 557,974  thousand (2016 - R$ 1,443,642 thousand); and

(2)  Refers to reverse repurchase agreements in which the underlying security has subsequently been sold  in a separate repurchase agreement.

Collateral is a conditional commitment to ensure that the contractual clauses of a repurchase agreements are complied with. In these agreements, the amount of R$ 178,964,158 thousand (2016 - R$ 147,673,043 thousand) may be repledged and R$ 5,011,015 thousand (2016 - R$ 7,613,534 thousand), sold or repledged.